Summary Of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and the requirements of the Securities and Exchange Commission for interim financial reporting. Accordingly, certain footnotes or other financial information that are normally required by GAAP can be condensed or omitted.
The interim condensed balance sheet as of June 30, 2025, and the interim condensed statements of operations and comprehensive loss, redeemable convertible preferred stock and stockholders’ deficit, and cash flows for the six months ended June 30, 2025 and 2024, are unaudited. These unaudited interim condensed financial statements have been prepared on the same basis as the Company’s audited annual financial statements for the years ended December 31, 2024 and 2023, and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for a fair presentation of the Company’s financial position, results of operations, and cash flows for the interim periods presented. The results for the six months ended June 30, 2025, are not necessarily indicative of results to be expected for the year ending December 31, 2025, or any other future interim or annual period. The condensed balance sheet as of December 31, 2024, included herein was derived from the audited financial statements as of that date. These unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements included elsewhere is this proxy statement/prospectus.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding annual financial reporting.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the condensed financial statements and accompanying notes. These estimates form the basis for the judgments the Company makes about the carrying values of assets and liabilities that are not readily apparent from other sources, and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions that the Company believes are reasonable under the circumstances. These estimates are based on management’s knowledge about current events and expectations about actions the Company may undertake in the future. These judgments, estimates and assumptions are used for, but not limited to, the useful life of property and equipment, impairment of long-lived assets, the fair value of redeemable convertible preferred stock warrants, the fair value of each SAFE, the fair value of second lien loans, the fair value of the Company’s common stock, determination of stock-based compensation, the incremental borrowing rate for operating lease liabilities, uncertain tax positions and the valuation allowance for net deferred tax assets. Actual results may differ from the Company’s estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. These estimates form the basis for judgments the Company makes about the carrying values of assets and liabilities that are not readily apparent from other sources, and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions that the Company believes are reasonable under the circumstances. These estimates are based on management’s knowledge about current events and expectations about actions the Company may undertake in the future. These judgments, estimates and assumptions are used for, but not limited to, the useful life of property and equipment, impairment of long-lived assets, the fair value of redeemable convertible preferred stock warrants, the fair value of each simple agreement for future equity (“SAFE”), the fair value of the Company’s common stock, determination of stock-based compensation, the incremental borrowing rate for operating lease liabilities, and uncertain tax positions and the valuation allowance for net deferred tax assets. Actual results may differ from the Company’s estimates.

Risk and Uncertainties
Risk and Uncertainties
The Company has devoted most of its time and resources to developing its proprietary autonomous vehicle technology and first deployed the Kodiak Driver in a customer-owned vehicle in December 2024. The Company’s business and operations may be impacted by general business and economic conditions worldwide. These conditions include short-term and long-term interest rates, inflation, fluctuations in debt and equity capital markets and the general condition of the world economy, including uncertainty around tariffs. A host of factors beyond the Company’s control could cause fluctuations in these conditions. Adverse developments in these general business and economic conditions could have a material adverse effect on the Company’s financial condition and the results of its operations. In addition, the Company will have to compete with companies that have extensive and well-funded projects, marketing and sales operations. The Company may be unable to compete successfully against these companies. The Company’s industry is characterized by rapid changes in technology and market demands. As a result, the Company’s products, services, or expertise may become obsolete or unmarketable. The Company’s future success will depend on its ability to adapt to technological advances, anticipate customer and market demands, and enhance its current technology.

Segment Reporting
Segment Reporting
The Company manages its operations as one operating and reportable segment. The Company’s chief operating decision maker (“CODM”), its Chief Executive Officer, manages the Company’s operations on a consolidated basis for the purposes of allocating resources and evaluating financial performance. The CODM reviews significant segment expenses based on functional line items as disclosed in the statements of operations and comprehensive loss.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents are cash deposits and highly liquid investments, such as money market funds or U.S. Treasury securities, that are readily convertible to known amounts of cash and are subject to insignificant risk of change including due to interest rate, quoted price, or penalty of withdrawal. Marketable securities with an original maturity of 90 days or less when purchased are considered to be cash equivalents.

Restricted Cash
Restricted Cash
Restricted cash consists of funds that are contractually restricted as to usage or withdrawal, typically due to the Company’s operating lease agreements. Restricted cash, which is unavailable for a period longer than one year from the balance sheet date, is classified as a noncurrent asset. Otherwise, restricted cash is included in other current assets in the balance sheets.

Concentration of Risks
Concentration of Risks
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and restricted cash deposited in accounts at several financial institutions that may exceed the Federal Deposit Insurance Corporation’s insurance limit. The Company is exposed to credit risk in the event of a default by the financial institutions holding its cash and cash equivalents and restricted cash to the extent recorded on the balance sheets of such financial institutions. The Company believes it is not exposed to significant credit risk due to the financial position of the financial institutions in which those deposits are held.
The Company
is also subject to credit risk from its accounts receivable and does not require any collateral. As of June 30, 2025, and December 31, 2024, the Company’s balance of accounts receivable was $0.5 million and $1.3 million, respectively. Customers that represented 10% or greater of the Company’s accounts receivable balance were as follows as of the periods presented:

	June 30, 2025	December 31, 2024
Customer A	—	78%
Customer B	72%	—
Customers with 10% or greater of the Company’s revenue for the six months ended June 30, 2025 and 2024 were as follows:

	Six Months Ended June 30
	2025	2024
Customer A	51%	—
Customer B	21%	—
Customer C	—	41%
Customer D	—	19%
Customer E	—	17%

Concentration of Risks
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and restricted cash deposited in accounts at several financial institutions that may exceed the Federal Deposit Insurance Corporation’s insurance limit. The Company is exposed to credit risk in the event of a default by the financial institutions holding its cash and cash equivalents and restricted cash to the extent recorded on the balance sheets of such financial institutions. The Company believes it is not exposed to significant credit risk due to the financial position of the financial institutions in which those deposits are held.
The Company
is also subject to credit risk from its accounts receivable and does not require any collateral. The Company had one customer that accounted for 78% of the Company’s accounts receivable as of December 31, 2024 and no customers that accounted for 10% or more of the Company’s accounts receivable as of December 31, 2023. As of December 31, 2024 and 2023, and January 1, 2023, the Company’s balance of accounts receivable was $1.3 million, $0.2 million, and $0.2 million, respectively.
A single customer represented 89% of revenues in both of the years ended December 31, 2024 and 2023.

Marketable Securities
Marketable Securities
The Company may invest its excess cash in marketable debt securities with high credit ratings including money market funds and securities issued by the U.S. government and its agencies that are accounted for as available-for-sale
and carried at fair value. The Company classifies its marketable securities as current assets, including those with maturities beyond 12 months, as the Company’s intention is to use the proceeds from sales of its securities to fund its operations. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity, which is included in interest income and other, net in the statements of operations and comprehensive loss. Unrealized gains or losses, if any, are included in accumulated other comprehensive income (loss) in the balance sheets and in comprehensive loss in the statements of operations and comprehensive loss. Realized gains and losses on marketable securities, if any, are included in interest income and other, net. The cost of securities sold is determined based on the trade date using the specific identification method.
The Company periodically assesses its marketable debt securities for impairment. For debt securities in an unrealized loss position, this assessment first considers the Company’s intent to sell, or whether it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. If either of these criteria are met, the debt security’s amortized cost basis is written down to fair value within interest income and other, net. For debt securities in an unrealized loss position that do not meet the aforementioned criteria, the Company assesses whether the decline in fair value has resulted from credit losses or other factors. If a credit loss exists, an allowance for credit losses is recorded within interest income and other, net to the extent the fair value is less than the amortized cost basis.
As of December 31, 2024 and 2023, the Company did not hold any marketable securities.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company measures fair value by maximizing the use of observable inputs, where available, and minimizing the use of unobservable inputs. Financial assets and liabilities recorded at fair value in the condensed balance sheets are categorized in the fair value hierarchy based upon the lowest level of input that is significant to the fair value as follows:

•	Level 1—Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

•
Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value of the instrument.

Fair Value of Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company measures fair value by maximizing the use of observable inputs, where available, and minimizing the use of unobservable inputs when measuring fair value. Financial assets and liabilities recorded at fair value in the balance sheets are categorized in the fair value hierarchy based upon the lowest level of input that is significant to the fair value as follows:

•	Level 1—Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

•
Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value of the instrument.

Accounts Receivable
Accounts Receivable
Accounts receivable are unsecured assets where the Company has unconditional rights to consideration and are recorded at the invoiced amount net of any allowance for credit losses. The Company provides an allowance for expected credit losses based upon the Company’s estimate of collectability of the accounts receivable balances by considering factors such as contractual payment terms, historical experience, credit quality, the age of the account receivable balances, and current economic conditions that may affect a customer’s ability to pay. As of December 31, 2024 and 2023, there was no allowance for expected credit losses.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment, net is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful life
Leasehold improvements	Shorter of remaining useful life or lease term
Vehicles	5 years
Technology infrastructure	3 years
Equipment	5 - 7 years
Other	3 - 5 years
Maintenance and repairs are charged to expense as incurred, and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the balance sheets and any resulting gain or loss is reflected in the statement of operations and comprehensive loss in the period realized.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews its long-lived assets, including property and equipment and operating lease right-of-use
assets, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated from the use of the asset and its eventual disposition. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount exceeds the fair value of the impaired assets. Assets to be disposed of are reported at the lower of their carrying amount or fair value less cost to sell. There was no impairment of long-lived assets as of and for the years ended December 31, 2024 and 2023.

Leases
Leases
The Company determines if an arrangement is or contains a lease at inception by assessing whether it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. If a lease is identified, classification is determined at lease commencement. To date, all of the Company’s leases have been determined to be operating leases. Operating lease liabilities are recognized at the present value of the future lease payments over the expected remaining lease term at the lease commencement date. As the implicit rate in the Company’s lease is generally not readily determinable, the Company estimates its incremental borrowing rate to discount lease payments. The incremental borrowing rate reflects the interest rate that the Company would have to pay to borrow on a collateralized basis an amount equal to the lease payments in a similar economic environment over a similar term. Operating lease right-of-use
(“ROU”) assets are based on the corresponding lease liability adjusted for any lease payments made at or before commencement, initial direct costs, and lease incentives. Certain leases also include options to renew or terminate the lease at the election of the Company. The Company evaluates these options at lease inception and on an ongoing basis. Renewal and termination options that the Company is reasonably certain to exercise are included when classifying leases and measuring lease liabilities and ROU assets. Operating lease expense is recognized on a straight-line basis over the lease term.
The Company has lease agreements with lease and
non-lease
components, which the Company has elected to account for as a single lease component. The Company has elected to not record leases on the balance sheet that, at the lease commencement date, have a lease term of 12 months or less.

Simple Agreements for Future Equity
Simple Agreements for Future Equity
The Company accounts for the contractual obligation under its SAFEs to issue a variable number of shares as a liability stated at fair value based on the expected value of shares to be issued in the future to settle the obligation with changes in fair value recognized as a component of other (expenses) income in the Company’s condensed statements of operations and comprehensive loss until settlement.

Simple Agreements for Future Equity
The Company accounts for the contractual obligation under its SAFEs to issue a variable number of shares as a liability stated at fair value based on the expected value of shares to be issued in the future to settle the obligation with changes in fair value recognized in the Company’s statements of operations and comprehensive loss until settlement.

Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
The Company classifies its redeemable convertible preferred stock as temporary or mezzanine equity because events triggering liquidation were not solely within the control of the Company. No accretion was recognized as a liquidation event was not considered probable as of the end of each reporting period.

Warrant to Purchase Redeemable Convertible Preferred Stock
Warrants to Purchase Redeemable Convertible Preferred Stock
The Company’s warrants to purchase shares of redeemable convertible preferred stock, or the redeemable convertible preferred stock warrants, are classified as liabilities as the underlying securities were contingently redeemable upon the occurrence of events that were outside of the control of the Company. The warrants were recorded at fair value upon issuance and are subsequently remeasured at fair value at the end of each balance sheet date, with changes in fair value recognized as a component of other (expenses) income in the Company’s condensed statements of operations and comprehensive loss until expiration or settlement.

Warrant to Purchase Redeemable Convertible Preferred Stock
The Company’s warrants to purchase shares of redeemable convertible preferred stock, or the redeemable convertible preferred stock warrants, are classified as liabilities as the underlying securities were contingently redeemable upon the occurrence of events that were outside of the control of the Company. The warrants were recorded at fair value upon issuance and are subsequently remeasured at fair value at the end of each balance sheet date, with changes in fair value recognized in the Company’s statements of operations and comprehensive loss until expiration or settlement.

Warrants to Purchase Common Stock
Warrants to Purchase Common Stock
The Company’s warrants to purchase shares of common stock, or the common stock warrants, are equity-classified instruments because the warrants are indexed to its common stock and meet the requirements for equity classification. This assessment is conducted at the time the common stock warrants were issued and as of each reporting period that the common stock warrants remain outstanding.

Revenue Recognition
Revenue Recognition
The Company generates revenues from: (i) providing DaaS to customers; (ii) delivering freight via Kodiak-owned autonomous trucks powered by the Kodiak Driver; and (iii) demonstrating and providing ground autonomy solutions to the U.S. Army. The Company recognizes revenue when customers obtain control of promised goods or services in an amount that reflects the consideration the Company expects to receive for those goods or services. The Company applies the following five-step revenue recognition model in accounting for its revenue arrangements:

•	identification of a contract with a customer;

•	identification of the performance obligations in the contract;

•	determination of the transaction price;

•	allocation of the transaction price to the performance obligations in the contract; and

•	recognition of revenue when or as the performance obligations are satisfied.
DaaS
Beginning in December 2024, the Company began recognizing revenue on a per-vehicle
fee under its
Driver-as-a-Service
(“DaaS”) business model.
Under its DaaS model, the Company supplies self-driving technology consisting of a highly integrated bundle of goods and services that represents a single combined output for which the customer has contracted. This single combined output is made up of both hardware and software, together with ongoing support services, including regular software updates, systems integrations and operational support, including remote monitoring and on-site
support. These promises are accounted for as if they were a single performance obligation, as they are delivered to the customer concurrently over the same period of time. Revenue for DaaS arrangements is recognized over time on a ratable basis over the contract term, which is expected to be for a duration of three to four years. Fees are generally billed monthly and are typically on
30-day
payment terms.
Freight Delivery
The Company’s freight delivery revenues are generated from providing freight transportation services to customers in the commercial sector utilizing Company-owned autonomous trucks powered by the Kodiak Driver. The Company generates revenues based on number of paid miles and rate-per-mile
fees primarily determined by local market dynamics, which fees are generally billed upon delivery and are typically on
30-day
payment terms.
Customer contracts have a single performance obligation to transport commercial freight to an agreed upon destination. This performance obligation is satisfied over time as freight delivery is performed, which typically occurs within one day.
Ground Autonomy Solutions
The Company provides ground autonomy solutions to a single customer in the public sector. Services under these contracts relate to the demonstration of specific capabilities of autonomous driving solutions for military vehicles. Each contract is separately agreed with no interdependencies with respect to pricing, promises or objectives and accounted for as separate arrangements. Each contract has a specified deliverable(s) that represents a single (or combined) performance obligation with the transfer of the significant risks and rewards of ownership occurring upon acceptance of the final deliverable(s) within each contract. The contracts have fixed fees that are invoiced on an agreed upon billing schedule on payment terms in accordance with the Prompt Payment Act.
Control is transferred at a point in time and revenue is recognized upon completion and customer acceptance of each contract’s deliverable(s).
Contract Assets and Contract Liabilities
A contract asset represents amounts that are unbilled due to agreed-upon contractual terms in which billing occurs subsequent to revenue recognition.

A contract liability represents amounts that have been invoiced to the customer for which the Company has the right to invoice (and for which payment was received) but has not been recognized as revenues because the related products or services have not been transferred to the customer. Such amounts are recognized in revenues as performance obligations are met.
Practical Expedients and Policy Elections
Significant financing component: The promised amount of consideration is not adjusted for the effects of a significant financing component if the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.
Taxes collected on behalf of the customers: The Company excludes from the measurement of the transaction price all taxes assessed by governmental authorities when these taxes are both imposed on and concurrent with a specific revenue-producing transaction and collected by the Company from a customer.
Disclosure of remaining performance obligations: The Company does not disclose remaining performance obligations for contracts that have an original expected duration of one year or less.

Revenue Recognition
The Company generates revenues from: (i) providing DaaS to customers; (ii) delivering freight via Kodiak-owned autonomous trucks powered by the Kodiak Driver; and (iii) demonstrating and providing ground autonomy solutions to the U.S. Army. The Company recognizes revenue when customers obtain control of promised goods or services in an amount that reflects the consideration the Company expects to receive for those goods or services. The Company applies the following five-step revenue recognition model in accounting for its revenue arrangements:

•	identification of a contract with a customer;

•	identification of the performance obligations in the contract;

•	determination of the transaction price;

•	allocation of the transaction price to the performance obligations in the contract; and

•	recognition of revenue when or as the performance obligations are satisfied.
DaaS
Beginning in December 2024, the Company began recognizing revenue on a per-vehicle fee under its Driver-as-a-Service (“DaaS”) business model.

Under its DaaS model, the Company supplies self-driving technology consisting of a highly integrated bundle of goods and services that represents a single combined output for which the customer has contracted. This single combined output is made up of both hardware and software, together with ongoing support services, including regular software updates, systems integrations and operational support, including remote monitoring and on-site support. These promises are accounted for as if they were a single performance obligation, as they are delivered to the customer concurrently over the same period of time. Revenue for DaaS arrangements is recognized over time on a ratable basis over the contract term, which is expected to be for a duration of three to four years. Fees are generally billed monthly and are typically on 30-day payment terms.
DaaS revenues were immaterial for the year ended December 31, 2024.
Freight Delivery
The Company’s freight delivery revenues are generated from providing freight transportation services to customers in the commercial sector utilizing Company-owned autonomous trucks powered by the Kodiak Driver. The Company generates revenues based on number of paid miles and rate-per-mile fees primarily determined by local market dynamics, which fees are generally billed upon delivery and are typically on 30-day payment terms.
Customer contracts have a single performance obligation to transport commercial freight to an agreed-upon destination. This performance obligation is satisfied over time as freight delivery is performed, which typically occurs within one day.
Ground Autonomy Solutions
The Company provides ground autonomy solutions to a single customer in the public sector. Services under these contracts relate to the demonstration of specific capabilities of autonomous driving solutions for military vehicles. Each contract is separately agreed with no interdependencies with respect to pricing, promises or objectives and accounted for as separate arrangements. Each contract has a specified deliverable(s) that represents a single (or combined) performance obligation with the transfer of the significant risks and rewards of ownership occurring upon acceptance of the final deliverable(s) within each contract. The contracts have fixed fees that are invoiced on an agreed upon billing schedule on payment terms in accordance with the Prompt Payment Act.
Control is transferred at a point in time and revenue is recognized upon completion and customer acceptance of each contract’s deliverable(s).
Contract Assets and Contract Liabilities
A contract asset represents amounts that are unbilled due to agreed-upon contractual terms in which billing occurs subsequent to revenue recognition.
A contract liability represents amounts that have been invoiced to the customer for which the Company has the right to invoice (and for which payment was received) but has not been recognized as revenues because the related products or services have not been transferred to the customer. Such amounts are recognized in revenues as performance obligations are met.
Practical Expedients and Policy Elections
Significant financing component: The promised amount of consideration is not adjusted for the effects of a significant financing component if the Company expects, at contract inception, that the period between when the

Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.
Taxes collected on behalf of the customers: The Company excludes from the measurement of the transaction price all taxes assessed by governmental authorities when these taxes are both imposed on and concurrent with a specific revenue-producing transaction and collected by the Company from a customer.
Disclosure of remaining performance obligations: The Company does not disclose remaining performance obligations for contracts that have an original expected duration of one year or less.

Research and Development
Research and Development
Research and development costs are expensed as incurred, and consist primarily of personnel costs, hardware and electrical engineering prototyping, cloud computing and storage, third-party software licenses (including simulation), data labeling, and third-party design services.

General and Administrative
General and Administrative
General and administrative costs consist primarily of personnel costs, facilities rent, insurance, professional services (including external accounting and legal advisors), and other general and administrative costs.

Truck and Freight Operations		Truck and Freight Operations Truck and freight operations costs consist primarily of personnel costs and truck-related operational costs, including fuel, tires, and repair and maintenance.
Sales and Marketing
Sales and Marketing
Sales and marketing costs consist primarily of personnel costs and sales-related, branding and public relations activities. Advertising costs were $0.4 million and $0.6 million for the years ended December 31, 2024 and 2023, respectively.

Software Development Costs
Software Development Costs
Development costs incurred in the research and development of new software products are expensed as incurred until technological feasibility of the product has been established. Software development costs incurred after technological feasibility has been established are capitalized up to the time the product is available for general release to customers. For the years ended December 31, 2024 and 2023, no amounts were capitalized.

Stock-based Compensation
Stock-based Compensation
The Company’s stock-based compensation relates to stock-based awards granted to employees and other service providers. The Company recognizes the cost of stock-based awards based on the estimated grant-date fair value of the awards. Forfeitures are accounted for as they occur.
For stock-based awards with service-only vesting conditions, expense is recognized on a straight-line basis over the requisite service period, which is generally the vesting period of the award of four years. The Company estimates the grant-date fair value of the stock options with service only vesting conditions using the Black-Scholes option-pricing model, which utilizes inputs and assumptions that involve certain subjective judgment, including:

•
Fair Value of Common Stock
– As there is no public market for the Company’s common stock, management and/or the board of directors has determined the fair market value of the Company’s common stock at the time of grant by considering a number of objective and subjective factors, including valuations of comparable companies, sales of redeemable convertible preferred stock to unrelated third parties, operating and financial performance, lack of liquidity of capital stock and general and industry-specific economic outlook, amongst other factors.

•
Expected Term
– The expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method. The simplified method calculates the expected term as the average of the time-to-vesting
and the contractual life of the award.

•
Expected Volatility
– As there is no trading history for the Company’s common stock, the Company has determined expected volatility based on the average volatility for publicly traded companies that the Company considers to be comparable, over a period equal to the expected term assumption. Comparable companies are chosen based on their similar size, stage in the life cycle or industry.

•
Risk-Free Interest Rate
– The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of award.

•	Expected Dividend – The expected dividend yield assumption is zero as the Company has never paid and has no plans to pay dividends on the Company’s common stock in the foreseeable future.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are determined based on the difference between the carrying values of assets and liabilities for financial reporting purposes and income tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is provided when necessary to reduce net tax assets to an amount that is more likely than not to be realized. The Company recognizes the benefits of tax-return
positions in the financial statements when they are “more likely than not” to be sustained by the taxing authority, based on the technical merits at the reporting date. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments, and which may not accurately forecast actual outcomes. The Company recognizes interest and penalties related to unrecognized tax benefits, if any, as a component of income taxes.

Basic and Diluted Net Loss Per Common Share
Basic and Diluted Net Loss Per Common Share
Basic and diluted net loss per common share is calculated by dividing net loss for the period by the weighted-average number of shares of common stock outstanding during the period. Contingently issuable shares, including shares that are issuable for little or no cash consideration, are considered outstanding common shares and included in the calculation of basic and diluted net loss per share, even if they are antidilutive. Such shares include common stock warrants with a nominal exercise price.
Diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted
method based on the nature of such securities. As the Company reported a net loss for the periods presented, diluted net loss per common share was the same as basic net loss per common share because the effects of potentially dilutive common stock equivalents were antidilutive.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss represents the change in the Company’s stockholders’ deficit from all sources other than investments by or distributions to stockholders. The Company’s comprehensive loss is comprised of net loss and changes in unrealized gains or losses on marketable securities.

Emerging growth company.
Emerging Growth Company
The Company intends to operate as an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The JOBS Act permits companies with emerging growth company status to take advantage of an extended transition period to comply with new or revised accounting standards, delaying the adoption of these accounting standards until such time as those standards would apply to private companies. The Company elected to use this extended transition period to enable it to comply with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the Company’s financial statements may not be comparable to companies that comply with the new or revised accounting standards as of public company effective dates.

Recently Adopted Accounting Standards
Recently Adopted Accounting Standards
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
(“ASU
2023-07”),
which requires additional disclosures with respect to significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), a description of other segment items by reportable segment, and any additional measures of a segment’s profit or loss used by the CODM when deciding how to allocate resources. The Company adopted ASU
2023-07
on December 31, 2024, using a retrospective method. As a result of adoption, the required disclosures have been included in Note 15.
In December 2023, the FASB issued ASU
No. 2023-09,
Improvements to Income Tax Disclosures
(“ASU
2023-09”),
which requires entities to make incremental income tax disclosures on an annual basis. The amendments require that public business entities disclose specific categories in the rate reconciliation and provide additional information for reconciling items meeting a quantitative threshold. The amendments also require disclosure of income taxes paid to be disaggregated by jurisdiction, and the disclosure of income tax expense disaggregated by federal, state, and foreign. The Company adopted ASU
2023-09
on January 1, 2025 for its annual reporting period ending December 31, 2025. The Company expects that ASU
2023-09
will not have a material impact on its annual income tax disclosures.
In May 2025, the FASB issued ASU
No. 2025-03,
Business Combinations (Topic 805) and Consolidation (Topic 810)—Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
(“ASU
2025-03”),
which revises current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. The Company early adopted ASU
2025-03
on April 1, 2025 on a prospective basis. The Company expects that ASU
2025-03
will impact the accounting for the transaction contemplated by the BCA such that Kodiak is expected to be the accounting acquirer.

Recently Adopted Accounting Standards
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2016-13,
Financial Instruments – Credit Losses
(Topic 326): Measurement of Credit Losses on Financial Instruments
, (“ASU
2016-13”),
which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The Company adopted ASU
2016-13
on January 1, 2023, using a modified retrospective method. The adoption of ASU
2016-13
did not have a material impact on the Company’s financial statements and related disclosures.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt –
Debt with Conversion and Other Options
(Subtopic 470-20)
and
Derivatives and Hedging – Contracts in Entity’s Own Equity
(Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU
2020-06”)
to reduce the number of accounting models for convertible debt instruments and to allow more contracts to qualify for equity classification. The Company adopted ASU
2020-06
on January 1, 2024, using a modified retrospective method. The adoption of ASU
2020-06
did not have a material impact on the Company’s financial statements and related disclosures.
In November 2023, the FASB issued ASU
No. 2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
(“ASU
2023-07”),
which requires additional disclosures with respect to significant segment expenses that are regularly provided to the CODM, a description of other segment items by reportable segment, and any additional measures of a segment’s profit or loss used by the CODM when deciding how to allocate resources. The Company adopted ASU
2023-07
on December 31, 2024, using a retrospective method. As a result of adoption, the required disclosures have been included in Note 2 and Note 17.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs consist of expenses directly attributable to the Company’s planned business combination, including but not limited to legal, accounting, printing, underwriter, and filing fees, which are capitalized as incurred. Upon the successful completion of the business combination, deferred offering costs will be offset against the business combination proceeds and reclassified to additional paid-in
capital. As of June 30, 2025, the Company recorded deferred offering costs of $11.1 million within other assets in the condensed balance sheet.

Second Lien Loans
Second Lien Loans
The Company elected the fair value option to account for its second lien loans. Therefore, it records its second lien loans at their estimated fair value at issuance and each subsequent balance date. Changes in estimated fair value are recognized as a component of other (expenses) income in the Company’s condensed statements of operations and comprehensive loss until settlement. Under the fair value option, any direct costs and fees related to such second lien loans are expensed as incurred in the condensed statements of operations and comprehensive loss.

Net Income per Ordinary Share
Basic and Diluted Net Loss Per Common Share
Basic and diluted net loss per common share is calculated by dividing net loss for the period by the weighted-average number of shares of common stock outstanding during the period. Contingently issuable shares, including shares that are issuable for little or no cash consideration, are considered outstanding common shares and included in the calculation of basic and diluted net loss per share, even if they are antidilutive. Such shares include common stock warrants with a nominal exercise price.
Diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted
method based on the nature of such securities. As the Company reported a net loss for the periods presented, diluted net loss per common share was the same as basic net loss per common share because the effects of potentially dilutive common stock equivalents were antidilutive.

Recent Accounting Pronouncements
Recently Issued Accounting Standards
In December 2023, the FASB issued ASU
No. 2023-09,
Improvements to Income Tax Disclosures
(“ASU
2023-09”),
which requires entities to make incremental income tax disclosures on an annual basis. The amendments require that public business entities disclose specific categories in the rate reconciliation and provide additional information for reconciling items meeting a quantitative threshold. The amendments also require disclosure of income taxes paid to be disaggregated by jurisdiction, and the disclosure of income tax expense disaggregated by federal, state, and foreign. ASU
2023-09
is effective for the Company’s annual reporting periods ending December 31, 2025 and thereafter, with early adoption permitted. The Company is evaluating adoption timing and the impact ASU
2023-09
will have on its financial statements and related disclosures.
In November 2024, the FASB issued ASU
No. 2024-03,
Income Statement—Reporting Comprehensive Income
(Topic 220): Expense Disaggregation Disclosures
(“ASU
2024-03),
which requires entities to provide disaggregated disclosures of certain expense captions presented on the face of the income statement into specific categories within the footnotes to the financial statements to provide enhanced transparency into the nature and function of expenses. ASU
2024-03
is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim periods within years beginning after December 15, 2027, with early adoption permitted. ASU
2024-03
may be applied retrospectively or prospectively. The Company is evaluating adoption timing and the impact ASU
2024-03
will have on its financial statements and related disclosures.
In May 2025, the FASB issued ASU No. 2025-03,
Business Combinations (Topic 805) and Consolidation (Topic 810)—Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
(“ASU 2025-03”), which revises current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. ASU 2025-03 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-03 is required to be applied prospectively. The Company is evaluating adoption timing and the impact ASU 2025-03 will have on its financial statements and related disclosures.

Ares Acquisition Corporation II [Member]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. The operating results presented for interim periods are not necessarily indicative of the results that may be expected for any other interim period or for the entire year or any future period. These unaudited condensed financial statements should be read in conjunction with the audited financial statements included in the
Annual Report on Form
10-K
for the year ended December 31, 2024 filed by the Company with the SEC on March 12, 2025.

Basis of Presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Use of Estimates
Use of Estimates
The preparation of these unaudited condensed financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of revenues and expenses during the reporting periods.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of these financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Segment Reporting
Segment Reporting
The Company complies with ASU
2023-07,
which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses among other disclosure requirements.

Segment Reporting
The Company complies with ASU
2023-07,
which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses among other disclosure requirements.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company has $137,896 and $975,319 of cash as of June 30, 2025 and December 31, 2024, respectively. The Company did not have cash equivalents held outside the Trust Account as of June 30, 2025 and December 31, 2024.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.
The Company has $975,319 and $1,905,123 of cash as of December 31, 2024 and 2023, respectively. The Company did not have cash equivalents held outside the Trust Account as of December 31, 2024 and 2023.

Concentration of Risks
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
As of June 30, 2025 and December 31, 2024, the carrying values of cash, accrued expenses, due to related party and advances from related party approximate their fair values due to the short-term nature of the instruments. The Company’s portfolio of investments held in the Trust Account is comprised of investments in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations. The fair value for trading securities is determined using quoted market prices in active markets.

Fair Value of Financial Instruments
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
As of December 31, 2024 and 2023, the carrying values of cash, accrued expenses, due to related party and advances from related party approximate their fair values due to the short-term nature of the instruments. The Company’s portfolio of investments held in the Trust Account is comprised of investments in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations. The fair value for trading securities is determined using quoted market prices in active markets.

Income Taxes
Income Taxes
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company has determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2025 and December 31, 2024. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
There is currently no taxation imposed on income by the government of the Cayman Islands. In accordance with Cayman Islands income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s unaudited condensed financial statements.

Income Taxes
ASC 740 p
rescribes
a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company has determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2024 and 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
There is currently no taxation imposed on income by the government of the Cayman Islands. In accordance with Cayman Islands income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements.

Basic and Diluted Net Loss Per Common Share
Net Income per Ordinary Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income per ordinary share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the period. Accretion associated with the redeemable shares of Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value. The calculation of diluted net income per share does not consider the effect of the Public Warrants issued in connection with the Initial Public Offering and the sale of the Private Placement Warrants because the exercise of the warrants is contingent upon the occurrence of future events.
The Company’s unaudited condensed statements of operations include a presentation of net income per share of ordinary share subject to possible redemption and allocates the net income into the two classes of shares in calculating net income per ordinary share, basic and diluted. For Class A ordinary shares subject to possible redemption, net income per share of ordinary share is calculated by dividing the net income by the weighted average number of shares of Class A ordinary shares subject to possible redemption outstanding for the period. For non-redeemable
Class A ordinary shares and Class B ordinary shares, net income per share is calculated by dividing the net income by the weighted average number of shares of non-redeemable
Class A ordinary shares and Class B ordinary shares outstanding for the period. Class B ordinary shares do not have any redemption features and do not participate in the income earned on the Trust Account.
Non-redeemable
Class A ordinary shares includes 12,500,000 of Class A ordinary shares issued to the Sponsor in connection with the Conversion (see Note 6), as these shares do not have any redemption features and do not participate in the income earned on the Trust Account.

The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Class A ordinary shares subject to possible redemption
Numerator:
Net income attributable to Class A ordinary shares subject to possible redemption	$260,795	$5,268,294	$2,652,910	$10,383,006
Denominator:
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	49,507,471	50,000,000	49,752,375	50,000,000

Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.01	$0.11	$0.05	$0.21

Non-redeemable Class A ordinary shares and Class B ordinary shares
Numerator:
Net income attributable to non-redeemable Class A ordinary shares and Class B ordinary shares	$65,848	$1,317,073	$666,528	$2,595,751
Denominator:
Basic and diluted weighted average shares outstanding, non-redeemable Class A ordinary shares and/or Class B ordinary shares	12,500,000	12,500,000	12,500,000	12,500,000

Basic and diluted net income per share, non-redeemable Class A ordinary shares and/or Class B ordinary shares	$0.01	$0.11	$0.05	$0.21

Net Income per Ordinary Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata between the two classes of shares. Net income per ordinary share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the period. Accretion associated with the redeemable shares of Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.
The calculation of diluted net income per share does not consider the effect of the Public Warrants issued in connection with the Initial Public Offering and the sale of the Private Placement Warrants because the exercise of the warrants is contingent upon the occurrence of future events.

The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the year ended December 31,
	2024	2023
Class A ordinary shares
Numerator:
Net income attributable to Class A ordinary shares	$20,788,927	$12,405,494
Denominator:
Basic and diluted weighted average shares outstanding, Class A ordinary shares	50,000,000	34,383,562

Basic and diluted net income per share, Class A ordinary shares	$0.42	$0.36

Class B ordinary shares
Numerator:
Net income attributable to Class B ordinary shares	$5,197,232	$4,509,966
Denominator:
Basic and diluted weighted average shares outstanding, Class B ordinary shares	12,500,000	12,500,000

Basic and diluted net income per share, Class B ordinary shares	$0.42	$0.36

Emerging growth company.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s unaudited condensed financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Investments held in trust account.
Investments Held in Trust Account
The Company’s portfolio of investments is comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the condensed balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in investment income on investments held in Trust Account in the accompanying unaudited condensed statements of operations. The estimated fair values of investments held in the Trust Account are determined using quoted market prices in active markets.

Investments Held in Trust Account
The Company’s portfolio of investments is comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in investment income on investments held in Trust Account in the accompanying statements of operations. The estimated fair values of investments held in the Trust Account are determined using quoted market prices in active markets.

Derivative Financial Instruments
Derivative Financial Instruments
The Company evaluates its equity-linked financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815, “Derivatives and Hedging.” For derivative financial instruments that are classified as liabilities, the derivative instrument is initially recognized at fair value with subsequent changes in fair value recognized in the unaudited condensed statements of operations each reporting period. The classification of derivative instruments, including whether such instruments should be classified as liabilities or as equity, is evaluated at the end of each reporting period.
The Company accounts for the Public Warrants and the Private Placement Warrants in accordance with the guidance contained in ASC 815. Such guidance provides that the warrants are not precluded from equity classification. Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.

Derivative Financial Instruments
The Company evaluates its equity-linked financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815, “Derivatives and Hedging.” For derivative financial instruments that are classified as liabilities, the derivative instrument is initially recognized at fair value with subsequent changes in fair value recognized in the statements of operations each reporting period. The classification of derivative instruments, including whether such instruments should be classified as liabilities or as equity, is evaluated at the end of each reporting
period.
The Company accounts for the Public Warrants and the Private Placement Warrants in accordance with the guidance contained in ASC 815. Such guidance provides that the warrants are not precluded from equity classification. Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.

Class A Ordinary Shares Subject to Possible Redemption
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of June 30, 2025 and December 31, 2024, 49,359,712 and 50,000,000, respectively, Class A ordinary shares that are subject to possible redemption are presented as temporary equity, outside of the shareholders’ deficit section of the Company’s condensed balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. This method would view the end of the reporting period as if it were also the redemption date for the security. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable Class A ordinary shares resulted in charges against additional paid-in
capital and accumulated deficit.
As of June 30, 2025 and December 31, 2024, the Class A ordinary shares reflected in the accompanying condensed balance sheets are reconciled in the following table:

Class A ordinary shares subject to possible redemption as of December 31, 2023	$522,938,352
Plus:
Accretion of carrying value to redemption value	27,761,686

Class A ordinary shares subject to possible redemption as of December 31, 2024	550,700,038
Less:
Redemption of Class A ordinary shares	(7,143,312)
Plus:
Sponsor deposits to Trust Account	2,961,583
Waiver of Class A ordinary shares issuance cost	9,140,590
Accretion of carrying value to redemption value	2,390,840

Class A ordinary shares subject to possible redemption as of June 30, 2025	$558,049,739

Offering Costs Associated with the Initial Public Offering
Offering costs consisted of legal, accounting, underwriting fees and other costs incurred that were directly related to the Initial Public Offering and that were charged to shareholders’ equity upon the completion of the Initial Public Offering. The Company incurred offering costs amounting to $28,550,129 as a result of the Initial Public Offering (consisting of $10,000,000 of underwriting fees, $17,500,000 of deferred underwriting fees, and $1,050,129 of other offering costs).
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2024 and 2023, 50,000,000 Class A ordinary shares, subject to possible redemption are presented as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheets.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. This method would view the end of the reporting period as if it were also the redemption date for the security. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable Class A ordinary shares resulted in charges against additional paid-in
capital and accumulated deficit.

As of December 31, 2024 and 2023, the Class A ordinary shares reflected in the accompanying balance sheets are reconciled in the following table:

Gross proceeds	$500,000,000
Less:
Proceeds allocated to Public Warrants	(2,625,000)
Class A ordinary shares issuance costs	(28,550,129)
Plus:
Accretion of carrying value to redemption value	54,113,481

Class A ordinary shares subject to possible redemption as of December 31, 2023	522,938,352
Plus:
Accretion of carrying value to redemption value	27,761,686

Class A ordinary shares subject to possible redemption as of December 31, 2024	$550,700,038

Net Income per Ordinary Share
Net Income per Ordinary Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income per ordinary share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the period. Accretion associated with the redeemable shares of Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value. The calculation of diluted net income per share does not consider the effect of the Public Warrants issued in connection with the Initial Public Offering and the sale of the Private Placement Warrants because the exercise of the warrants is contingent upon the occurrence of future events.
The Company’s unaudited condensed statements of operations include a presentation of net income per share of ordinary share subject to possible redemption and allocates the net income into the two classes of shares in calculating net income per ordinary share, basic and diluted. For Class A ordinary shares subject to possible redemption, net income per share of ordinary share is calculated by dividing the net income by the weighted average number of shares of Class A ordinary shares subject to possible redemption outstanding for the period. For non-redeemable
Class A ordinary shares and Class B ordinary shares, net income per share is calculated by dividing the net income by the weighted average number of shares of non-redeemable
Class A ordinary shares and Class B ordinary shares outstanding for the period. Class B ordinary shares do not have any redemption features and do not participate in the income earned on the Trust Account.
Non-redeemable
Class A ordinary shares includes 12,500,000 of Class A ordinary shares issued to the Sponsor in connection with the Conversion (see Note 6), as these shares do not have any redemption features and do not participate in the income earned on the Trust Account.

The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Class A ordinary shares subject to possible redemption
Numerator:
Net income attributable to Class A ordinary shares subject to possible redemption	$260,795	$5,268,294	$2,652,910	$10,383,006
Denominator:
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	49,507,471	50,000,000	49,752,375	50,000,000

Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.01	$0.11	$0.05	$0.21

Non-redeemable Class A ordinary shares and Class B ordinary shares
Numerator:
Net income attributable to non-redeemable Class A ordinary shares and Class B ordinary shares	$65,848	$1,317,073	$666,528	$2,595,751
Denominator:
Basic and diluted weighted average shares outstanding, non-redeemable Class A ordinary shares and/or Class B ordinary shares	12,500,000	12,500,000	12,500,000	12,500,000

Basic and diluted net income per share, non-redeemable Class A ordinary shares and/or Class B ordinary shares	$0.01	$0.11	$0.05	$0.21

Net Income per Ordinary Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata between the two classes of shares. Net income per ordinary share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the period. Accretion associated with the redeemable shares of Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.
The calculation of diluted net income per share does not consider the effect of the Public Warrants issued in connection with the Initial Public Offering and the sale of the Private Placement Warrants because the exercise of the warrants is contingent upon the occurrence of future events.

The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the year ended December 31,
	2024	2023
Class A ordinary shares
Numerator:
Net income attributable to Class A ordinary shares	$20,788,927	$12,405,494
Denominator:
Basic and diluted weighted average shares outstanding, Class A ordinary shares	50,000,000	34,383,562

Basic and diluted net income per share, Class A ordinary shares	$0.42	$0.36

Class B ordinary shares
Numerator:
Net income attributable to Class B ordinary shares	$5,197,232	$4,509,966
Denominator:
Basic and diluted weighted average shares outstanding, Class B ordinary shares	12,500,000	12,500,000

Basic and diluted net income per share, Class B ordinary shares	$0.42	$0.36

Recent Accounting Pronouncements
Recent Accounting Pronouncements
The Company considers the applicability and impact of all ASUs issued by FASB. ASUs not listed below were assessed and either determined to be not applicable or expected to have minimal impact on its unaudited condensed financial statements.
In May 2025, the FASB issued ASU
No. 2025-03,
“Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity” (“ASU
2025-03”)
which amends the ASC 805, Business Combinations, framework for identifying the accounting acquirer in business combinations when the legal acquiree is a variable interest entity (“VIE”) by requiring entities to consider the general accounting acquirer factors in ASC 805 when the transaction is primarily effected by the exchange of equity interests. The ASU is applied prospectively to all business combinations with acquisition dates occurring on or after the date of initial application. The ASU is effective for all annual reporting periods (and interim periods in annual reporting periods) beginning after December 15, 2026. Early adoption is permitted in interim or annual reporting periods in which financial statements have not yet been issued (or made available for issuance). Management has elected to early adopt ASU
2025-03
as of April 1, 2025. The adoption of ASU
2025-03
will not have any retrospective impact to the Company’s historical financial statements.

Recent Accounting Pronouncements
The Company considers the applicability and impact of all ASUs issued by FASB. ASUs not listed below were assessed and either determined to be not applicable or expected to have minimal impact on its financial statements.
In November 2023, the FASB issued ASU
No. 2023-07,
“Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures.” The ASU updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses among other disclosure requirements. This update is effective beginning with the Company’s 2024 fiscal year annual reporting period, with early adoption permitted. The Company has concluded this guidance does not have a material impact on its financial statements. Information presented within “Note 9. Segment Information” reflects the impact from adoption of ASU
2023-07.